Retained earnings (Tables)	12 Months Ended
Dec. 31, 2023
Retained earnings [abstract]
Summary of Distribution Towards Legal Reserve and Cash Dividend	The appropriations and dividends per share are as follows:

	2020		2021		2022
	Amount	Cash distribution per share	Amount	Cash distribution per share	Amount	Cash distribution per share
	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	232,611		505,482		354,986
Special reserve	(19,802)		—		—
Cash dividend	1,599,928	2.20	3,127,133	4.30	1,672,652	2.30